Document and Entity Information	Jul. 15, 2024
Cover [Abstract]
Entity Registrant Name	FIVE BELOW, INC
Amendment Flag	true
Entity Central Index Key	0001177609
Document Type	8-K/A
Document Period End Date	Jul. 15, 2024
Entity Incorporation State Country Code	PA
Entity File Number	001-35600
Entity Tax Identification Number	75-3000378
Entity Address, Address Line One	701 Market Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19106
City Area Code	(215)
Local Phone Number	546-7909
Security 12b Title	Common stock
Trading Symbol	FIVE
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On July 30, 2024, the Board and the Committee acted to adjust the compensation of Messrs. Bull and Vellios to reflect their interim roles and to otherwise encourage their retention and continued focus on the Company’s operational success. This Current Report on Form 8-K/A is being filed as an amendment to the Initial Filing to disclose the adjusted compensation of Messrs. Bull and Vellios.